Debt (Details 1) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Rate	1.00%
Related Parties Notes Payable		$ 1,600,000	$ 2,000,000	$ 1,505,100
Principal amount	$ 158,000
Warrant issued			975,000
Stock Price			$ 0.25
Less current portion		(837,477)	$ (999,736)	(875,000)
Long-term notes payable		$ 1,240,044	$ 1,240,044
Related Parties Notes Payable 1 [Member]
Interest Rate		2.00%	7.00%
Related Parties Notes Payable			$ 0	41,500
Principal amount		$ 2,000,000	$ 150,000
Maturity Date		Jun. 30, 2022	Mar. 31, 2020
Stock issued for conversion of debt, shares			98,726
Warrant issued			68,146
Stock Price			$ 0.73
Warrants expired date			Dec. 31, 2017
Periodic payment		$ 144,444
Related Parties Notes Payable 1 [Member] | Principal
Stock issued for conversion of debt			$ 41,500
Related Parties Notes Payable 1 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 31,515
Related Parties Notes Payable 2 [Member]
Interest Rate			8.00%
Related Parties Notes Payable			$ 0	50,000
Principal amount			$ 50,000
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			99,252
Warrant issued			136,292
Stock Price			$ 0.92
Warrants expired date			Feb. 28, 2017
Related Parties Notes Payable 2 [Member] | Principal
Stock issued for conversion of debt			$ 50,000
Related Parties Notes Payable 2 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 24,145
Related Parties Notes Payable 3 [Member]
Interest Rate			8.00%
Related Parties Notes Payable			$ 0	250,000
Principal amount			$ 250,000
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			98,726
Related Parties Notes Payable 3 [Member] | Principal
Stock issued for conversion of debt			$ 250,000
Related Parties Notes Payable 3 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 101,850
Related Parties Notes Payable 4 [Member]
Interest Rate			7.00%
Related Parties Notes Payable			$ 0	10,600
Principal amount			$ 10,600
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			15,734
Related Parties Notes Payable 4 [Member] | Principal
Stock issued for conversion of debt			$ 10,600
Related Parties Notes Payable 4 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 1,189
Related Parties Notes Payable 5 [Member]
Interest Rate			7.00%
Related Parties Notes Payable			$ 0	396,000
Principal amount						$ 9,000	$ 105,000	$ 225,000	$ 57,000
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			727,344
Related Parties Notes Payable 5 [Member] | Principal
Stock issued for conversion of debt			$ 396,000
Related Parties Notes Payable 5 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 146,828
Related Parties Notes Payable 6 [Member]
Interest Rate			7.00%
Related Parties Notes Payable			$ 0	495,000
Principal amount						$ 40,000		150,000	210,000	$ 155,000
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			942,504
Warrant issued			204,438
Stock Price			$ 0.92
Related Parties Notes Payable 6 [Member] | Principal
Stock issued for conversion of debt			$ 495,000
Related Parties Notes Payable 6 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 213,010
Related Parties Notes Payable 7 [Member]
Interest Rate			7.00%
Related Parties Notes Payable			$ 0	120,000
Principal amount					$ 10,000			$ 50,000	$ 60,000
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			228,328
Related Parties Notes Payable 7 [Member] | Principal
Stock issued for conversion of debt			$ 120,000
Related Parties Notes Payable 7 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 50,305
Related Parties Notes Payable 8 [Member]
Interest Rate			12.00%
Related Parties Notes Payable			$ 0	12,000
Principal amount			$ 12,000
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			17,407
Related Parties Notes Payable 8 [Member] | Principal
Stock issued for conversion of debt			$ 12,000
Related Parties Notes Payable 8 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			$ 1,050
Related Parties Notes Payable 9 [Member]
Interest Rate			2.00%
Related Parties Notes Payable			$ 2,000,000	0
Principal amount			$ 2,000,000
Maturity Date			Jun. 30, 2022
Periodic payment			$ 144,444
Related Parties Notes Payable 10 [Member]
Interest Rate			12.00%
Related Parties Notes Payable			$ 0	$ 130,000
Principal amount			$ 130,000
Maturity Date			Mar. 31, 2020
Stock issued for conversion of debt, shares			182,525
Related Parties Notes Payable 10 [Member] | Principal
Stock issued for conversion of debt			$ 130,000
Related Parties Notes Payable 10 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt			9,078
Related Parties Notes Payable [Member]
Less current portion		(1,331,762)	(1,333,333)
Long-term notes payable		$ 332,940	$ 666,667